Related Parties (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Parties
Pension contributions to related party transactions	$ 0.9	$ 0.9	$ 6.5	$ 1.0	$ 0.9
Remuneration of the highest paid key manager	0.2	0.3	2.2	0.3	0.3
Key management personnel compensation	$ 1.0	$ 0.6	$ 32.1	$ 0.0	$ 0.1